COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 27, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Lease Commitments
At September 27, 2019, the Company was committed to minimum rentals under non-cancelable operating leases (including rent escalation clauses) for fiscal years 2020 through 2024 and thereafter, as follows: $7.5 million, $5.4 million, $4.7 million, $1.8 million, $0.9 million, and $0.2 million, respectively. Rental expenses were $5.1 million, $5.3 million, and $4.0 million for fiscal years 2019, 2018 and 2017, respectively.
Other Commitments
See Note 3. Related Party Transactions, included in this report, for additional information about the Company’s commitments to dpiX.
See Note 12. Redeemable Noncontrolling Interests & Noncontrolling Interests, included in this report, for additional information about the Company’s commitment to the noncontrolling shareholders of MeVis.
The Company has an environmental liability of approximately $0.9 million as of September 27, 2019.
 Contingencies
From time to time, the Company is a party to or otherwise involved in legal proceedings, claims and government inspections or investigations, customs and duty audits, other contingency matters, both inside and outside the United States, arising in the ordinary course of its business or otherwise. The Company accrues amounts for probable losses, to the extent they can be reasonably estimated, that it believes are adequate to address any liabilities related to legal proceedings and other loss contingencies that the Company believes will result in a probable loss (including, among other things, probable settlement value). A loss or a range of loss is disclosed when it is reasonably possible that a material loss will be incurred and can be estimated or when it is reasonably possible that the amount of a loss, when material, will exceed the recorded provision. The Company did not have any contingent liabilities as of September 27, 2019 and September 28, 2018. Legal expenses are expensed as incurred.